NOTE 9 - BUSINESS SEGMENT INFORMATION: Schedule of Segment Reporting Information, by Segment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Gross revenue	$ 2,251,469	$ 1,676,598
Total cost of revenue	879,951	981,520
Net gain/(loss) before income tax provision	(983,121)	(1,987,122)
Depreciation and amortization	878	5,100
Consolidated
Gross revenue	2,251,469	1,676,598
Total cost of revenue	783,141	770,704
Long-lived Assets	732,030	715,140
Net gain/(loss) before income tax provision	(983,121)	(1,975,971)
Identifiable Assets	1,819,128	2,092,341
Depreciation and amortization	878	5,100
Selling Expense		(210,816)
BergaMet
Gross revenue	2,251,472	1,676,598
Total cost of revenue	783,141	770,704
Long-lived Assets	193,260	212,413
Net gain/(loss) before income tax provision	(164,625)	(701,833)
Identifiable Assets	1,819,128	2,092,341
Depreciation and amortization	878	5,100
Selling Expense		(210,816)
UBN
Gross revenue	(3)	0
Total cost of revenue	0	0
Long-lived Assets	538,771	502,727
Net gain/(loss) before income tax provision	(358)	(136,308)
Identifiable Assets	0	0
Depreciation and amortization	0	0
Corporate Segment
Gross revenue	0	0
Total cost of revenue	0	0
Long-lived Assets	0	0
Net gain/(loss) before income tax provision	(818,138)	(1,137,830)
Identifiable Assets	0	0
Depreciation and amortization	$ 0	$ 0